Financial Result - Schedule Of Financial Result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income
Interest on short-term investments	R$ 31,947	R$ 50,604	R$ 37,591
Federal tax installment payment program		28,838
Other	9,446	15,363	13,476
Total financial income	41,393	94,805	51,067
Financial expenses
Interest on loans	(217,889)	(278,840)	(399,873)
Interest on factoring credit card and travel agencies receivables	(10,625)	(36,188)	(97,684)
Interest on other operations	(79,822)	(110,375)	(115,587)
Guarantee commission	(26,187)	(24,880)	(30,981)
Loan costs amortization	(23,169)	(36,598)	(33,784)
Other	(52,515)	(37,152)	(53,291)
Total financial expenses	(410,207)	(524,033)	(731,200)
Derivative financial instruments, net	298,094	(90,171)	10,800
Foreign exchange result, net	(194,706)	57,871	179,668
Net financial expenses	R$ (265,426)	R$ (461,528)	R$ (489,665)